Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (3,199,763)	$ (1,571,252)	$ (2,082,734)	$ (4,757,758)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Derivative expense	1,702,100
Stock-based compensation - employees	889,597	791,256	863,012	1,642,869
Stock issued for services - non-employees	72,000
Depreciation and amortization	73,062	422,855	559,544	646,921
Amortization of debt discount	173,174
Intangible impairment	23,930	28,038	31,272	103,800
Gain (Loss) on Debt Extinguishment	(366,903)	81,738	81,738
Gain on debt restructuring	(516)
Gain on settlement		(29,986)	(47,710)
Gain on Sale of Asset	(482)	(450)	389
Common stock issued to replace shares to officer				1,446,093
Common stock issued by officer on behalf of PetVivo				77,354
Beneficial conversion feature				66,248
Write-off of accounts receivable				163
Common stock returned				(177,600)
Changes in Operating Assets and Liabilities
Increase Decrease in inventory	(9,971)		12,495	13,059
Increase in prepaid expenses and employee advances			4,470	(14,379)
Increase in prepaid expenses and deferred offering costs	(120,408)	(166,270)
Increase in accounts receivable	(1,250)	(500)	(1,000)
Interest accrued on notes payable - related party	7,011	4,314	5,504	9,201
Interest accrued on notes payable	2,823		820	8,593
Interest accrued on convertible notes payable	37,150	18,537	25,518
Increase (decrease) in accounts payable and accrued expense	(10,924)	(23,471)	(4,232)	182,482
Increase (decrease) in accrued expenses - related party	(47,475)	30,053	54,325	16,509
Net Cash Used In Operating Activities	(776,845)	(415,138)	(496,589)	(736,445)
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in investments		(1,500)	(1,500)
Sale of equipment	482	450	12,481
Purchase of equipment	(118,424)	(1,000)	(32,791)	(27,119)
Increase in patents and trademarks	(39,817)	(44,822)	(43,386)	(78,687)
Decrease in security deposit				1,999
Net Cash Used in Investing Activities	(157,759)	(46,872)	(65,196)	(103,807)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock and warrants sale			339,000	399,865
Cash proceeds from common stock sold	316,500	339,000
Cash proceeds from warrant exercises	449,993
Equity sale proceeds receivable	52,000
Proceeds from PPP note payable	38,665
Proceeds from notes payable	27,500
Proceeds from notes			15,000	215,000
Proceeds from notes - related parties				70,000
Proceeds from convertible notes	322,500	280,000	280,000
Repayments of convertible notes	(28,077)	(11,479)	(18,537)
Repayments of notes payable	(4,190)	(18,831)	(19,556)	(50,482)
Repayments of notes payable - related party	(19,900)	(26,900)	(30,000)	(25,006)
Net Cash Provided by Financing Activities	1,154,991	561,790	565,907	609,377
Net increase (Decrease) in Cash and Restricted Cash	220,387	99,780	4,122	(230,875)
Cash and Restricted Cash at Beginning of balance	10,582	6,460	6,460	237,335
Cash and Restricted Cash at End of balance	230,969	106,240	10,582	6,460
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash Paid During The Period For: Interest	45,850	16,338	23,905	20,181
Cash Paid During The Period For: Stock granted for debt conversion	1,729,005			387,712
Cash Paid During The Year For: Income taxes paid
SUPPLEMENTAL DISCLOSURE ON NON-CASH FINANCING AND INVESTING ACTIVITIES
Derivative treated as debt discount	352,941	537,703
Share-settled debt obligation - related party debt modification	196,000
Notes payable - related party converted into common stock	$ 25,382
Notes Payable interest converted into common stock				4,280
Notes Payable interest converted into common stock - related parties				1,722
Proceeds not received at balance sheet date pursuant to Stock and Warrant sales			52,000
Leasehold improvements included in accounts payable			67,372
Warrants converted			124
Prepaid stock-based compensation for services			99,664
Stock granted for debt conversions				387,712
Stock granted pursuant to settlements			$ 537,703